Cost of Sales - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other manufacturing costs [member] | Cost of sales [member]
Disclosure Of Cost Of Sales [line items]
Depreciation and amortisation	€ 11,709	€ 7,455	€ 8,565